Related Party Transactions - Key Management Compensation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Disclosure of transactions between related parties [abstract]
Salaries and related payroll taxes	$ 13,718	$ 11,518	$ 10,191
Short-term employee benefits	718	683	579
Retirement plan contributions	257	235	214
Long-term incentives, including share-based payments	3,131	2,577	1,947
Termination benefits	128	0	0
Other	96	291	155
Total key management compensation	$ 18,048	$ 15,304	$ 13,086
Number of key management employees at December 31 | employee	26,000	25,000	24,000